Transactions with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Fees Payable and Potentially Payable Under Management Services Agreement	$ 2.0
Placement Fee Under Management Services Agreement	2.50%
Goldman [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	4.00%
Services and participation cost		$ 10.4
Madison Dearborn [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	73.00%
Avista Capital Partners, L.P. [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	7.00%
7.25% Senior Notes
Related Party Transaction [Line Items]
Debt instrument stated rate of interest	7.25%